Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 01, 2016	Jun. 30, 2015
Document And Entity Information Abstract
Entity Registrant Name	Jacksonville Bancorp, Inc.
Entity Central Index Key	0001484949
Trading Symbol	jxsb
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding		0
Entity Public Float			$ 0
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY